Artisan International Value Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended	219 Months Ended	267 Months Ended	330 Months Ended	348 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction forfees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				4.81%		3.79%	7.05%	4.52%	4.87%
MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				4.53%		3.82%	7.30%	4.69%	5.11%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		6.39%	8.98%		7.51%		11.33%
Performance Inception Date	Sep. 23, 2002
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.41%	7.95%		6.46%		10.37%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	6.93%		5.82%		9.68%
Investor | MSCI EAFE Index (reflects no deduction forfees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%		5.20%
Investor | MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%		4.80%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	9.13%	7.45%
Performance Inception Date	Apr. 01, 2015
Advisor | MSCI EAFE Index (reflects no deduction forfees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%
Advisor | MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	9.24%		7.76%	7.72%
Performance Inception Date	Oct. 01, 2006
Institutional | MSCI EAFE Index (reflects no deduction forfees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%		5.20%
Institutional | MSCI ACWI (All Country World Index) ex US Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%		4.80%